LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS	12 Months Ended
Feb. 29, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS
NOTE 7—LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS
The Company’s long-term debt as of February 29, 2020 and February 23, 2019, net of debt discounts of $41.3 million and $197.0 million, respectively, and deferred financing costs of $72.9 million and $65.2 million, respectively, consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Senior Unsecured Notes due 2023, 2024, 2025, 2026, 2027, 2028 and 2030 interest rate of 3.50%, 6.625%, 5.750%, 7.5%, 4.625%, 5.875% and 4.875%, respectively	$6,884.5	$3,071.6
Albertsons Term Loans, interest range of 4.45% to 5.69%	—	4,610.7
Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%	642.1	675.3
New Albertson’s L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%	466.0	1,322.3
Other notes payable, unsecured	37.2	125.4
Mortgage notes payable, secured	18.2	18.8
Finance lease obligations (see Note 8)	666.7	762.3

Total debt	8,714.7	10,586.4
Less current maturities	(221.4)	(148.8)

Long-term portion	$8,493.3	$10,437.6

As of February 29, 2020, the future maturities of long-term debt, excluding finance lease obligations, debt discounts and deferred financing costs, consisted of the following (in millions):

2020	$138.0
2021	131.2
2022	751.1
2023	1.2
2024	1,267.2
Thereafter	5,873.5

Total	$8,162.2

The Company’s term loans (the “Albertsons Term Loans”) had, and the ABL Facility and certain of the outstanding notes and debentures have, restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company’s ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans and the Company’s senior unsecured notes (the “Senior Unsecured Notes”). Each of the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to the Company’s stockholders. As a result, all of the Company’s consolidated net assets are effectively restricted with respect to their ability to be transferred to the Company’s stockholders. Notwithstanding the foregoing, the ABL Facility, the Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4.0% of the Company’s total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. During fiscal 2017, the Company utilized the foregoing exception in connection with distributions to equity holders (as described in Note 9—Stockholders’ Equity). The Company was in compliance with all such covenants and provisions as of and for the fiscal year ended February 29, 2020.
Albertsons Term Loans
As of February 25, 2017, the Albertsons Term Loans under the Albertsons term loan agreement totaled $6,013.9 million, excluding debt discounts and deferred financing costs. The Albertsons Term Loans consisted of a Term
B-4
Loan of $3,271.8 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, a Term
B-5
Loan of $1,142.1 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%, and a Term
B-6
Loan of $1,600.0 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%.
On June 16, 2017, the Company repaid $250.0 million of the existing term loans. In connection with the repayment, the Company wrote off $7.6 million of previously deferred financing costs and original issue discount. The amounts expensed were included as a component of Interest expense, net.
On June 27, 2017, the Company entered into a repricing amendment to the term loan agreement which established three new term loan tranches. The new tranches consisted of $3,013.6 million of a new Term
B-4
Loan, $1,139.3 million of a new Term
B-5
Loan and $1,596.0 million of a new Term
B-6
Loan. The (i) new Term
B-4
Loan had a maturity date of August 25, 2021, and had an interest rate of LIBOR, subject to a 0.75% floor, plus 2.75%, (ii) new Term
B-5
Loan had a maturity date of December 21, 2022, and had an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, and (iii) new Term
B-6
Loan had a maturity date of June 22, 2023, and had an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%. The repricing amendment to the term loans was accounted for as a debt modification. In connection with the term loan amendment, the Company expensed $3.9 million of newly incurred financing costs and also expensed $17.8 million of previously deferred financing costs associated with the original term loans. The amounts expensed were included as a component of Interest expense, net.
On November 16, 2018, the Company repaid approximately $976 million in aggregate principal amount of the $2,976.0 million term loan tranche
B-4
(the “2017 Term
B-4
Loan”) along with accrued and unpaid interest on such amount and fees and expenses related to the Term Loan Repayment and the 2018 Term
B-7
Loan (each as defined below), for which the Company used approximately $610 million of cash on hand and approximately $410 million of borrowings under the ABL Facility (such repayment, the “Term Loan Repayment”). Substantially concurrently with the Term Loan Repayment, the Company amended the Company’s Second Amended and Restated Term Loan Agreement, dated as of August 25, 2014 and effective as of January 30, 2015 (as amended, the “Term Loan Agreement”), to establish a new term loan tranche and amend certain provisions of the Term Loan Agreement. The new tranche consisted of $2,000.0 million of new term
B-7
loans (the “2018 Term
B-7
Loan”). The 2018 Term
B-7
Loan, together with cash on hand, was used to repay in full the remaining principal amount outstanding under the 2017 Term
B-4
Loan (the “2018 Term Loan Refinancing”). The 2018 Term Loan Refinancing was accounted for as a debt modification or extinguishment on a lender by lender basis. In connection with the 2018 Term Loan Refinancing and Term Loan Repayment, the Company expensed $4.1 million of newly incurred financing costs and capitalized $3.6 million of new incurred financing costs and $15.0 million of original issue discount. For previously deferred financing costs and original issue discount associated with the 2017 Term
B-4
Loan, the Company expensed $12.9 million of financing costs and $8.6 million of original issue discount. The amounts expensed were included as a component of Interest expense, net. The 2018 Term
B-7
Loan had a maturity date of November 17, 2025. The 2018 Term
B-7
Loan amortized, on a quarterly basis, at a rate of 1.0% per annum of the original principal amount of the 2018 Term
B-7
Loan (which payments will be reduced as a result of the application of prepayments in accordance with the terms therewith). The 2018 Term
B-7
Loan bore interest, at the borrower’s option, at a rate per annum equal to either (a) the base rate plus 2.00% or (b) LIBOR, subject to a 0.75% floor, plus 3.0%.
On August 15, 2019, the Company repaid $1,570.6 million of aggregate principal amount outstanding under its term loan facilities, along with accrued and unpaid interest and fees and expenses, for which the Company used approximately $864 million of cash on hand and proceeds from the issuance of the 2028 Notes (as defined below) (such repayment, the
“2019-1
Term Loan Repayment”). Contemporaneously with the
2019-1
Term Loan Repayment, the Company refinanced the remaining amounts outstanding with new term loan tranches. The new tranches consisted of $3,100.0 million in aggregate principal, of which $1,500.0 million had a maturity date of November 17, 2025 and $1,600.0 million had a maturity date of August 17, 2026. For newly incurred financing costs and original issue discount, the Company expensed $4.2 million of financing costs and recorded $4.4 million of financing costs and $15.5 million of original issue discount as a reduction of the principal amount. For previously deferred financing costs and original issue discount, the Company expensed $15.5 million of financing costs and $13.3 million of original issue discount. The amounts expensed were included as a component of Interest expense, net.
The new loans amortized, on a quarterly basis, at a rate of 1.0% per annum of the original principal amount (which payments would have been reduced as a result of the application of prepayments in accordance with the terms therewith). The new loans bore interest, at the borrower’s option, at a rate per annum equal to either (a) the base rate plus 1.75% or (b) LIBOR, subject to a 0.75% floor, plus 2.75%.
On November 22, 2019, the Company repaid $742.5 million of aggregate principal amount outstanding under its term loan facility, along with accrued and unpaid interest and fees and expenses, with the proceeds from the issuance of the 2027 Notes (as defined below) (such repayment, the
“2019-2
Term Loan Repayment”). In connection with the
2019-2
Term Loan Repayment, the Company expensed $5.1 million of previously deferred financing costs and $14.3 million of original issue discount. The amounts expensed were included as a component of Interest expense, net.
On February 5, 2020, the Company repaid $2,349.8 million of aggregate principal amount outstanding under its term loan facilities, which represented the entire outstanding term loan balance, along with accrued and unpaid interest and fees and expenses, with cash on hand and the proceeds from the issuance of the New Notes (as defined below) (such repayment, the
“2019-3
Term Loan Repayment”). In connection with the
2019-3
Term
Loan Repayment, the Company expensed $15.2 million of previously deferred financing costs and $29.9 million of original issue discount. The amounts expensed, along with related fees, were included as a component of Loss (gain) on debt extinguishment.
The Albertsons Term Loan facilities were guaranteed by Albertsons’ existing and future direct and indirect wholly owned domestic subsidiaries that were not borrowers, subject to certain exceptions. The Albertsons Term Loan facilities were secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the assets of the borrowers and guarantors (other than accounts receivable, inventory and related assets of the proceeds thereof (the “Albertsons ABL Priority Collateral”)) and (ii) a second-priority lien on substantially all of the Albertsons ABL Priority Collateral.
Asset-Based Loan Facility
On November 16, 2018, the Company’s existing ABL Facility, which provides for a $4,000.0 million senior secured revolving credit facility, was amended and restated in connection with the 2018 Term Loan Refinancing to extend the maturity date of the facility to November 16, 2023. The ABL Facility has an interest rate of LIBOR plus a margin ranging from 1.25% to 1.75% and also provides for a letters of credit (“LOC”)
sub-facility
of $1,975.0 million. In connection with the ABL Facility amendment, the Company capitalized $13.5 million of financing costs.
During fiscal 2018, borrowings of $610.0 million under the ABL Facility were used in connection with the Term Loan Repayment and the Safeway Notes Repurchase (as defined below). The $610.0 million was repaid on December 2, 2018.
As of February 29, 2020 and February 23, 2019, there were no outstanding borrowings and the ABL LOC sub-facility
had $454.5 million and $520.8 million letters of credit outstanding, respectively.
On March 12, 2020, the Company provided notice to the lenders to borrow $2.0 billion under the ABL Facility (the “ABL Borrowing”), so that a total of $2.0 billion (excluding $454.5 million in letters of credit) was outstanding immediately following the ABL Borrowing. The interest rate at the time of the ABL Borrowing under the ABL Facility was approximately 2.0% (which represents
30-day
LIBOR plus 125 basis points). The Company increased its borrowings under the ABL Facility as a precautionary measure in order to increase its cash position and preserve financial flexibility in light of current uncertainty in the global markets resulting from the coronavirus
(COVID-19)
pandemic. In accordance with the terms of the ABL Facility, the proceeds from the ABL Borrowing may in the future be used for working capital, general corporate or other purposes permitted by the ABL Facility.
The ABL Facility is guaranteed by the Company’s existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The ABL Facility is secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the ABL Facility priority collateral and (ii) a second-priority lien on substantially all other assets (other than real property). Following the
2019-3
Term Loan Repayment, the ABL Facility has a first-priority lien on substantially all other assets (other than real property). The ABL Facility contains no financial covenant unless and until (a) excess availability is less than (i) 10.0% of the lesser of the aggregate commitments and the then-current borrowing base at any time or is (ii) $250.0 million at any time or (b) an event of default is continuing. If any of such events occur, the Company must maintain a fixed charge coverage ratio of 1.0 to 1.0 from the date such triggering event occurs until such event of default is cured or waived and/or the 30th day that all such triggers under clause (a) no longer exist.
Senior Unsecured Notes
On May 31, 2016, Albertsons Companies, LLC and substantially all of its subsidiaries completed the issuance of $1,250.0 million in aggregate principal amount of 6.625% Senior Unsecured Notes (the “2024
Notes”)
which

will
mature on June 15, 2024. Interest on the 2024 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2016. The 2024 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
On August 9, 2016, Albertsons Companies, LLC and substantially all of its subsidiaries completed the issuance of $1,250.0 million in aggregate principal amount of 5.750% Senior Unsecured Notes (the “2025 Notes”) which will mature on March 15, 2025. Interest on the 2025 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on March 15, 2017. The 2025 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
On February 5, 2019, the Company and substantially all of its subsidiaries completed the issuance of $600.0 million in aggregate principal amount of 7.5% Senior Unsecured Notes which will mature on March 15, 2026 (the “2026 Notes”). Interest on the 2026 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on September 15, 2019. The 2026 Notes have not been and will not be registered with the SEC. The 2026 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of our subsidiaries that are not issuers under the indenture governing such notes. A portion of the proceeds from the 2026 Notes was used to fully redeem the Safeway 5.00% Senior Notes due in 2019.
On August 15, 2019, the Company and substantially all of its subsidiaries completed the issuance of $750.0 million in aggregate principal amount of 5.875% Senior Unsecured Notes which will mature on February 15, 2028 (the “2028 Notes”). Interest on the 2028 Notes is payable semi-annually in arrears on February 15 and August 15 of each year, commencing on February 15, 2020. The 2028 Notes have not been and will not be registered with the SEC. The 2028 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of the Company’s subsidiaries that are not issuers under the indenture governing such notes. Proceeds from the 2028 Notes were used to partially fund the
2019-1
Term Loan Repayment.
On November 22, 2019, the Company and substantially all of its subsidiaries completed the issuance of $750.0 million in aggregate principal amount of 4.625% Senior Unsecured Notes which will mature on January 15, 2027 (the “2027 Notes”). Interest on the 2027 Notes is payable semi-annually in arrears on January 15 and July 15 of each year, commencing on July 15, 2020. The 2027 Notes have not been and will not be registered with the SEC. The 2027 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of the Company’s subsidiaries that are not issuers under the indenture governing such notes. Proceeds from the 2027 Notes were used to fund the
2019-2
Term Loan Repayment.
On February 5, 2020, the Company completed the issuance of $750.0 million in aggregate principal amount of new 3.50% senior notes due February 15, 2023 (the “2023 Notes”), $600.0 million in aggregate principal amount of additional 2027 Notes (the “Additional 2027 Notes”) and $1,000.0 million in aggregate principal amount of new 4.875% senior notes due February 15, 2030 (the “2030 Notes” and together with the 2023 Notes and Additional 2027 Notes, the “New Notes”). The net proceeds received from the issuance of the New Notes, together with approximately $18 million of cash on hand, were used to (i) to fund the
2019-3
Term Loan Repayment and (ii) pay fees and expenses related to the
2019-3
Term Loan Repayment and the issuance of the New Notes.
The Additional 2027 Notes were issued as “additional securities” under the indenture governing the outstanding 2027 Notes (the “Existing 2027 Notes”). The Additional 2027 Notes are expected to be treated as a single class with the Existing 2027 Notes for all purposes and have the same terms as those of the Existing 2027 Notes.
Interest on the 2023 Notes and 2030 Notes is payable semi-annually in arrears on February 15 and August 15 of each year, commencing on August 15, 2020.
The New Notes have not been and will not be registered with the SEC. The New Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of the Company’s subsidiaries that are not issuers under the indenture governing such notes.
The Company, an issuer and direct or indirect parent of each of the other issuers of the 2023 Notes, the 2024 Notes, the 2025 Notes, the 2026 Notes, the 2027 Notes (and Additional 2027 Notes), the 2028 Notes and the 2030 Notes, has no independent assets or operations. All of the direct or indirect subsidiaries of the Company, other than subsidiaries that are issuers, or guarantors, as applicable, of the 2023 Notes, the 2024 Notes, the 2025 Notes, the 2026 Notes, the 2027 Notes (and Additional 2027 Notes), the 2028 Notes and the 2030 Notes are minor, individually and in the aggregate.
Safeway Notes
During fiscal 2018, Safeway repurchased its 7.45% Senior Debentures due 2027 and 7.25% Debentures due 2031 with a par value of $333.7 million and a book value of $322.4 million for $333.7 million plus accrued interest of $7.7 million (the “Safeway Notes Repurchase”). The Company recognized a loss on debt extinguishment related to the Safeway Notes Repurchase of $11.3 million.
On February 6, 2019, a portion of the net proceeds from the issuance of the 2026 Notes were used to fully redeem $268.6 million of principal of Safeway 5.00% Senior Notes due 2019, and to pay an associated make-whole premium of $3.1 million and accrued interest of $6.4 million (the “2019 Redemption”). The Company recognized a loss on debt extinguishment related to the 2019 Redemption of $3.1 million.
On May 24, 2019, the Company completed a cash tender offer and early redemption of Safeway notes with a par value of $34.1 million and a book value of $33.3 million for $32.6 million, plus accrued and unpaid interest of $0.7 million (the “Safeway Tender”). Including related fees, the Company recognized a loss on debt extinguishment related to the Safeway Tender of $0.5 million.
NALP Notes
During fiscal 2017, the Company repurchased NALP Notes with a par value of $160.0 million and a book value of $140.2 million for $135.5 million plus accrued interest of $3.7 million (the “2017 NALP Notes Repurchase”). In connection with the 2017 NALP Notes Repurchase, the Company recorded a gain on debt extinguishment of $4.7 million.
During fiscal 2018, the Company repurchased NALP Notes with a par value of $108.4 million and a book value of $96.4 million for $90.7 million plus accrued interest of $1.2 million (the “2018 NALP Notes Repurchase”). In connection with the 2018 NALP Notes Repurchase, the Company recorded a gain on debt extinguishment of $5.7 million.
On May 24, 2019, the Company completed a cash tender offer and early redemption of NALP Notes with a par value of $402.9 million and a book value of $363.7 million for $382.7 million, plus accrued and unpaid interest of $8.2 million (the “NALP Notes Tender”). Including related fees, the Company recognized a loss on debt extinguishment related to the NALP Notes Tender of $19.1 million.
Also during fiscal 2019, the Company repurchased NALP Notes on the open market with an aggregate par value of $553.9 million and a book value of $502.0 million for $547.5 million plus accrued and unpaid interest of $11.3 million (the “NALP Notes Repurchase”). Including related fees, the Company recognized a loss on debt extinguishment related to the NALP Notes Repurchase of $46.2 million.
Merger Related Financing
On June 25, 2018, in connection with the Merger Agreement, the Company issued $750.0 million in aggregate principal amount of floating rate senior secured notes (the “Floating Rate Notes”) at an issue price of
99.5%. As
a result of the Termination Agreement with Rite Aid on August 8, 2018, the Company redeemed all of the Floating Rate Notes at a redemption price equal to 99.5% of the aggregate principal amount of the notes, plus accrued and unpaid interest.
Deferred Financing Costs and Interest Expense, Net
Financing costs incurred to obtain all financing other than ABL Facility financing are recognized as a direct reduction from the carrying amount of the debt liability and amortized over the term of the related debt using the effective interest method. Financing costs incurred to obtain ABL Facility financing are capitalized and amortized over the term of the related debt facilities using the straight-line method. Deferred financing costs associated with ABL Facility financing are included in Other assets and were $35.4 million and $45.1 million as of February 29, 2020 and February 23, 2019, respectively.
During fiscal 2019, total amortization of deferred financing costs of $39.8 million included $20.6 million of deferred financing costs written off in connection with the Albertsons Term Loan amendment and reductions. During fiscal 2018, total amortization of deferred financing costs of $42.7 million included $12.9 million of deferred financing costs written off in connection with the Albertsons Term Loan amendment and reductions. During fiscal 2017, total amortization of deferred financing costs of $56.1 million included $22.2 million of deferred financing costs written off in connection with the Albertsons Term Loan amendments and reductions.
Interest expense, net consisted of the following (in millions):

	Fiscal 2019	Fiscal 2018	Fiscal 2017
ABL Facility, senior secured and unsecured notes, term loans and debentures	$565.3	$698.3	$701.5
Finance lease obligations	79.8	81.8	96.3
Deferred financing costs	39.8	42.7	56.1
Debt discounts	34.1	20.3	16.0
Other interest (income) expense	(21.0)	(12.3)	4.9

Interest expense, net	$698.0	$830.8	$874.8